Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Equity Transactions
Schedule of distribution policy and profit allocation

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution			Common	General	Holders of
Old IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875	up to	$0.5625	75.0%	2.0%	23.0%
Thereafter	Above	$0.5625		50.0%	2.0%	48.0%

Effective November 27, 2018, the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions was amended, in respect to such rights, as follows:

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution			Common	General	Holders of
New IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter	Above	$0.46875		75.0%	2.0%	23.0%

Allocation of GasLog Partners’ profit/(loss)(*)	2018	2019
Partnership’s profit/(loss) attributable to:
Common unitholders	75,879	(66,268)
General partner	1,602	(1,479)
IDRs	2,618	—
Paid and accrued preference equity distributions	22,498	30,328
Total	102,597	(37,419)
Partnership’s profit/(loss) allocated to GasLog	23,882	(22,467)
Partnership’s profit/(loss) allocated to non-controlling interests	78,715	(14,952)
Total	102,597	(37,419)

*Excludes profits of GAS-fourteen Ltd., GAS-twenty seven Ltd. and GAS-twelve Ltd. for the period prior to their transfers to the Partnership on April 26, 2018, November 14, 2018 and April 1, 2019, respectively.